Income taxes - Net operating loss carryforwards (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other than PRC
Net operating loss carryforwards
Total	¥ 302,595	¥ 87,051
PRC
Net operating loss carryforwards
2026	7,450
2027	145,626
2028	112,976
2031	668
2032	571,961
2033	601,622
Total	¥ 1,440,303